Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $5.77 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	108.30%
Innovator Growth-100 Power Buffer ETF™ - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $577.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Innovator Growth-100 Power Buffer ETF™ - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $490.60 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.80%)
Innovator Growth-100 Power Buffer ETF™ - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $676.63 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.50%)